Dividends (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous liabilities [abstract]
Dividends paid	$ 0	$ 0	$ 0